Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flows From Operating Activities
Net loss	$ (12,602,447)	$ (261,721)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	5,682,070
Depreciation and amortization	62,369	34,835
Bad debt expense	470
Accretion expense	40,697	95,687
Changes in operating assets and liabilities:
Trade and other receivables	(47,371)	(32,325)
Inventory	(38,269)
Prepaid expenses and other assets	332,078	7,143
Accounts payable and accrued liabilities	113,499	23,851
Net cash used in operating activities	(6,456,904)	(132,530)
Cash Flows From Investing Activities
Purchase of property and equipment	(252,446)	(4,580)
Net cash used in investing activities	(252,446)	(4,580)
Cash Flows From Financing Activities
Sale of ordinary shares and warrants	23,865,890
Warrant exercise proceeds	382,500
Proceeds from silent partnerships		241,040
Repayment of loans payable	(111,049)
Repayment of lease obligations	(45,690)	(24,011)
Net cash provided by financing activities	24,091,651	217,029
Effect of changes in exchange rates	(103,234)	(7,322)
Net change in cash	17,279,067	72,597
Cash at beginning of period	8,727,542	122,568
Cash at end of period	26,006,609	195,165
Non-Cash Investing And Financing Activities
Right of use asset additions	235,221	12,346
Issuance of common stock for conversion of debt and accrued interest		508,237
Supplemental Cash Flow Disclosures:
Interest paid	57,677	23,959
Tax paid